                                                                   Beth A. Brown
                                                                         Counsel
                                                      Allstate Insurance Company
                                                             Phone: 847.402.7855
                                                               Fax: 847.402.5837
                                                     Email: bbrown2@allstate.com

VIA EDGAR TRANSMISSION

May 1, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
         Allstate Life Insurance Company of New York
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
Registrant                                Depositor                                1940 Act #          Statement

Allstate Financial Advisors Separate      Allstate Life Insurance Company          811-09327       333-141909
Account I
                                                                                                   333-114562
                                                                                                   333-114560
                                                                                                   333-114561
                                                                                                   333-102934
                                                                                                   333-102295

Allstate Life of New York Separate        Allstate Life Insurance Company of New   811-07467       333-143228
Account A                                 York

You may direct any questions regarding this filing to the undersigned at (847)-402-7855.

Very truly yours,

/s/ BETH A. BROWN

Beth A. Brown